ACQUISITIONS AND OTHER SIGNIFICANT TRANSACTIONS (Tables)	3 Months Ended
Sep. 30, 2024
ACQUISITIONS AND OTHER SIGNIFICANT TRANSACTIONS
Schedule of consideration of payment

Cash payment	215,415
Regulatory activities	727,985
Total consideration	943,400

Schedule of assets acquired and liabilities assumed

Cash and cash equivalents	252,923
Other financial assets	73,950
Trade receivables	596,463
Other receivables	288,861
Income and minimum presumed recoverable income taxes	19,998
Inventories	4,031,412
Property, plant and equipment	816,576
Intangible assets	2,217,985
Right of use asset	168,988
Trade and other payables	(2,302,332)
Borrowings	(743,279)
Employee benefits and social security	(23,346)
Deferred revenue and advances from customers	(2,515)
Provisions	(355,898)
Lease liabilities	(168,988)
Deferred tax liabilities	(996,824)
Total net assets identified	3,873,974

Non-controlling interest	(1,898,247)

Gain from a bargain purchase	(1,032,327)

Total consideration	943,400